GS Mortgage-Backed Securities Trust 2025-NQM2

Exhibit 99.2 - Schedule 7

Data Compare Summary (Total)
Run Date - 6/4/2025 7:27:31 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	631	0.00%	658
City	0	657	0.00%	658
State	0	658	0.00%	658
Zip	0	658	0.00%	658
Borrower First Name	0	629	0.00%	658
Borrower Last Name	0	655	0.00%	658
Borrower SSN	0	619	0.00%	658
Original Loan Amount	9	658	1.37%	658
Original Interest Rate	0	632	0.00%	658
Representative FICO	0	658	0.00%	658
Property Type	1	655	0.15%	658
Occupancy	0	629	0.00%	658
Purpose	0	657	0.00%	658
Refi Purpose	0	202	0.00%	658
Balloon Flag	0	619	0.00%	658
Original CLTV	7	656	1.07%	658
Original LTV	7	658	1.06%	658
Prepayment Penalty Period (months)	0	621	0.00%	658
Lender	0	619	0.00%	658
Product Description	0	619	0.00%	658
Has FTHB	0	618	0.00%	658
Investor: Qualifying Total Debt Ratio	4	648	0.62%	658
Escrow Account	0	644	0.00%	658
PITIA Reserves Months	0	618	0.00%	658
Doc Type	0	448	0.00%	658
First Payment Date	0	3	0.00%	658
Maturity Date	0	3	0.00%	658
# of Units	0	38	0.00%	658
LTV Valuation Value	0	4	0.00%	658
Hazard Insurance Monthly Premium	0	2	0.00%	658
Monthly Taxes	0	2	0.00%	658
Monthly HOA Dues	0	2	0.00%	658
Subject Debt Service Coverage Ratio	0	7	0.00%	658
Flood Insurance Monthly Premium	0	2	0.00%	658
Note Date	0	11	0.00%	658
Original Term	0	27	0.00%	658
Amortization Term	0	11	0.00%	658
Lien Position	0	37	0.00%	658
Appraised Value	4	25	16.00%	658
Amortization Type	1	10	10.00%	658
Borrower FTHB	0	10	0.00%	658
Decision System	0	9	0.00%	658
Margin	0	4	0.00%	658
Interest Only	1	26	3.85%	658
Contract Sales Price	2	26	7.69%	658
Universal Loan Identifier (ULI)	0	21	0.00%	658
Originator Loan Designation	0	1	0.00%	658
Prepayment Terms	0	3	0.00%	658
Total	36	15,650	0.23%	658